Offerings	Mar. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.212% Senior Notes due 2026
Amount Registered | shares	875,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 875,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 133,962.5
Offering Note
(1)
The registration fee is calculated in accordance with 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrants’ Registration Statement on Form S-3 (No. 333-265433), in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.319% Senior Notes due 2028
Amount Registered | shares	625,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 625,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 95,687.5
Offering Note
(1)
The registration fee is calculated in accordance with 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrants’ Registration Statement on Form S-3 (No. 333-265433), in accordance with Rules 456(b) and 457(r) under the Securities Act.